Income Tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)
Income Tax [Line Items]
Provision for profits tax (in Dollars)	¥ 97,241
Valuation allowance	426,347,838		¥ 275,431,351		¥ 149,094,206
Tax payments	¥ 100,000
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%
Provision for profits tax (in Dollars) | $
Assessable profits (in Dollars) | $
PRC [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating losses	¥ 1,450,352,814
Prior to Tax [Member] | Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	8.25%	8.25%
Earned profit (in Dollars) | $		$ 2
After Tax [Member] | Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%
2024 [Member] | PRC [Member]
Income Tax [Line Items]
Operating losses	¥ 46,662,524
2025 [Member]
Income Tax [Line Items]
Operating losses	80,877,739
2027 [Member]
Income Tax [Line Items]
Operating losses	408,283,501
2027 [Member]
Income Tax [Line Items]
Operating losses	381,621,748
2028 [Member]
Income Tax [Line Items]
Operating losses	¥ 532,907,302